Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Statement Of Cash Flows [Abstract]
Notes issuance cost	$ (97)
Notes issuance cost to related party	$ (97)